Events after the balance sheet date	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events after the balance sheet date	37Events after the balance sheet date
On 8 January 2026, the proposal to privatise Hang Seng Bank Limited (‘Hang Seng Bank’) through a scheme of arrangement was approved by
Hang Seng Bank shareholders. On approval, a financial liability was recognised in the Group’s consolidated financial statements for the present value of the proposed HK$106bn ($13.7bn) purchase consideration. A corresponding adjustment to equity, net of derecognising the non-controlling interest, which stood at $7.0bn as at 31 December 2025, was also recognised. On 26 January 2026, the scheme of arrangement became effective and Hang Seng Bank was subsequently delisted from The Stock Exchange of Hong Kong Limited on 27 January 2026. To demonstrate funding availability for the proposal, securities of HK$129.3bn ($16.6bn) were segregated and reported as encumbered on the balance sheet as at 31
December 2025. These assets were designated to demonstrate that sufficient resources were available at all times to settle the acquisition consideration and to provide a buffer against potential mark-to-market movements. The transaction was settled on 4 February 2026. At that point, all payment obligations under the scheme of arrangement were met, and the segregation of assets ceased.
On 30 January 2026, HSBC Bank plc completed the sale of its UK life insurance entity, HSBC Life (UK) Limited, to Chesnara plc. Prior to completion, as at 31 December 2025, the balances that were classified as held for sale were $6.6bn in assets and $6.4bn in liabilities. For the year ended 31 December 2025, we recognised a loss on disposal of $0.1bn. In the first quarter of 2026, we will recycle foreign currency translation reserves to the income statement. These stood at a cumulative $0.2bn loss as at 31 December 2025.
A fourth interim dividend for 2025 of $0.45 per ordinary share (a distribution of approximately $7.71bn) was approved by the Directors after
31 December 2025. On 11 February 2026, HSBC Holdings called $1,000m 4.000% perpetual subordinated contingent convertible securities, which are expected to be redeemed and cancelled on 9 March 2026. The accounts were approved by the Board of Directors on 25 February
2026 and authorised for issue.